SHAREHOLDERS' EQUITY (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended		10 Months Ended	1 Months Ended			0 Months Ended
	Nov. 30, 2013	Sep. 30, 2012	Jan. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Feb. 28, 2013	Nov. 30, 2012	Mar. 31, 2013	Sep. 21, 2012	May 31, 1986	Sep. 09, 2014	Jul. 31, 2014	Nov. 01, 2013	Oct. 31, 2012	Oct. 31, 2010	Oct. 31, 2003	Nov. 08, 2013	Aug. 29, 2012	Jul. 06, 2011
SHAREHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized				600,000,000	600,000,000	600,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				27,512,077		27,512,077
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	23 months	36 months	3 months
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)		$ 0.2175
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		12 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)				$ 0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				40,000,000		40,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)				0		0
Preferred Stock, Shares Authorized											500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 100		100
Common Stock, Anti-dilution Threshold Price (in Dollars per share)				$ 0.142		0.142
Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized				0	0	0						3,500
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 100	100	100						$ 100
Preferred Stock, Shares Issued				3,500	0	3,500						3,500
Convertible Preferred Stock, Shares Converted, Initial Stated Value (in Dollars per share)				$ 1,000		1,000						$ 1,000
Convertible Preferred Stock, Initial Conversion Price (in Dollars per share)				$ 0.1892		0.1892						$ 0.1892
Common Stock, Shares Outstanding, Maximum Ownership Percentage				4.99%		4.99%
Convertible Preferred Stock, Mandatory Conversion, Measurment Period				average of the high and low trading prices of the Company’s common stock for any 10 out of 20 consecutive trading days
Convertible Preferred Stock,Mandatory Conversion, Threshold Trading Volume Percentage				50.00%
Convertible Preferred Stock Redemption, Notice Period				60 days
Conertible Preferred Stock, Observer Designation, Notice Period				10 days
Consultant [Member] | 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				310,000	1,345,000
Consultant [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Consultation Fees Related To Options (in Dollars)				85,000	305,000
Non-Employee Director [Member] | 2010 Share Plan Amendmend [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				300,000		300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						12 months
Board of Directors Chairman [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							333,334
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							2 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award							1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)							$ 0.235
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number							333,333
Board of Directors Chairman [Member] | 2010 Share Plan Amendmend [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				400,000		400,000
New Executive Team [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		40,000,000
New President and Chief Executive Officer [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		16,000,000
New Senior Vice Presidentand Engineering [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		8,000,000
Chairmans Compensation [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		750,000
New Management Team [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		750,000
Outside Directors [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award					3,000,000
Directors Additional Compensation Service [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								333,334
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award								1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)								$ 0.211
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								333,333
Three Outside Directors [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									12 months
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award									1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)							$ 0.195
Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				1,500,000		1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)		$ 0.2225
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)				0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number										250,000
Maximum [Member] | 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				20,000,000		20,000,000
2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													55,634,980	25,634,980		15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				11,400,000		11,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				6,543,445		6,543,445
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)				25,910		25,910
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				18,214,000	2,984,000	18,214,000									2,820,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)				23,410		23,410
2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	70,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number															16,350,045
2010 Share Plan Amendmend [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																			30,000,000	27,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																		20,000,000
Stock Options Granted Outside 2003 And 2010 Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		41,500,000			3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				2,333,334		2,333,334
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award				3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)				5,000		5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)				$ 5,000		5,000
Strategic Advisor [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		16,000,000
Certificate Of Incorporation Before Amendment [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized					300,000,000			240,000,000
Certificate Of Incorporation After Amendment [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized					600,000,000			300,000,000